Note 2: Summary of Significant Accounting Practices: General and Administrative Expenses (Policies)	12 Months Ended
May 31, 2013
Policies
General and Administrative Expenses	GENERAL AND ADMINISTRATIVE EXPENSES General and administrative expenses are reported net of amounts reimbursed by working interest owners of the oil and gas properties operated by the Company.